                       THE TURKISH INVESTMENT FUND, INC.

                 ---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              Frederick B. Whittemore
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 James W. Grisham
Warren J. Olsen              VICE PRESIDENT
PRESIDENT AND DIRECTOR       Harold J. Schaaff, Jr.
Peter J. Chase               VICE PRESIDENT
DIRECTOR                     Joseph P. Stadler
John W. Croghan              VICE PRESIDENT
DIRECTOR                     Valerie Y. Lewis
David B. Gill                SECRETARY
DIRECTOR                     James R. Rooney
Graham E. Jones              TREASURER
DIRECTOR                     Joanna M. Haigney
John A. Levin                ASSISTANT TREASURER
DIRECTOR
William G. Morton, Jr.
DIRECTOR

                 ---------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020

Morgan Stanley Asset Management Limited
25 Cabot Square
Canary Wharf
London EI4 4QA
England
            --------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank, N.A.
73 Tremont Street
Boston, Massachusetts 02108
            --------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank, N.A. (Domestic)
770 Broadway
New York, New York 10003
            --------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Investors Bank and Trust Company
89 South Street
Boston, Massachusetts 02111
(800) 342-8756
            --------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
            --------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

             ------------------------------------------------------

                                      THE
                                    TURKISH
                                   INVESTMENT
                                   FUND, INC.

             ------------------------------------------------------

                              FIRST QUARTER REPORT
                                JANUARY 31, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
-------

Once again we finish a quarter dominated by politics in Turkey. For the three months ended January 31, 1996, the total return of the Turkish Investment Fund, Inc., based on net asset value per share, was -10.29% compared to -10.65% for the MSCI Turkey Index. For the twelve month period ended January 31, 1996, the Fund had a total return of 28.19% compared with 25.92% for the Index for the same period. Since inception in December 1989, the Fund's total return based on net asset value per share is -49.49% compared to -14.49% for the Index.

As always, it has been somewhat of a roller coaster ride: a bear market in November and December, somewhat mitigated by a sharp run-up in January. Following inconclusive general elections this past December in which the Islamist party, Refah, out-polled the more mainstream parties of the secular-based center right, the search for government coalition has lasted throughout the first quarter of 1996. Now it seems the search is over. As of this writing, the current caretaker, Prime Minister Tansu Ciller, and Mesut Yilmaz of the similarly secular center right ANAP party have agreed to form a coalition which will keep Refah, the Islamist party, out of power. Up until the last moment it had seemed as if Refah would strike a deal with ANAP, in light of the continuing inability of Yilmaz and Ciller to come to terms.

Nevertheless, pressure from the avowedly secular business community, the media and the military made Yilmaz change his mind. Ciller's agreeing to allow Yilmaz to assume the premiership for the first year was a key concession; previously Ciller had insisted upon continuing as Prime Minister.

What does this all mean? Firstly, it means that the pro-economic reform platform of ANAP and Ciller's DYP will continue to influence policy making in Ankara. While support will be needed from some of the smaller left-wing parties to secure a majority, the fact that the two mainstream center-right parties are working together for the first time will be a huge boost for the reform process. This will be especially important for the still-lagging privatization program. As Yilmaz will only have one year in office before turning over the reins of power to Ciller for the second and third years (Yilmaz resumes power during the fourth year), he has considerable incentive to jump-start privatization as a means of addressing the budget deficit. Upwards of $3 billion is ready for sale if the go ahead is given. Yilmaz's economic team -- considered superior to Ciller's -- will also be in charge of the Central Bank and the finance ministry. All in all, one could not have hoped for a better political solution.

For many staunchly secular Turks, the prospect of Refah in a coalition government was difficult to bear. It is important to point out, however, that ANAP's flirtation with Refah did not so much represent the erosion of secular values in Turkey as it did the time-honored tradition of horse-trading and backroom dealing that characterizes Turkish coalition politics. Yilmaz, unable to strike a deal with Ciller or any of the smaller fringe parties was, pragmatically, examining the Refah option. At the same time, the collapse of the Refah-ANAP talks should not be seen as a triumph for secularism over Islam but just another example of political parties in Turkey agreeing to disagree. Refah's rise in the polls of late is more a reflection of the dissatisfaction many Turks feel with the incumbent parties and their inability to stabilize the economy than it is a move away from the secularist ideals upon which the republic was founded in 1923.

Given all the uncertainty, the capital markets have held up fairly well. Demand for TL-denominated paper remains strong in line with the high real rates of interest the government has been forced to offer of late. The stock market, since June of last year, has been discounting political uncertainty into stock prices and investors now seem ready to accept any government as better than no government at all. On the strength of the improved political outlook, the ISE has gained over 40% in dollar returns from November through February of this year. With political concerns out of the way for the time being, attention can now be focused on corporate fundamentals which seem excellent: EPS growth of 20%, in dollar terms, for 1996 and a market PER of 8.5x.

We maintain our overweight positions in blue chip defensives such as Migros, Ege Bira, Netas and Trakya Cam and have continued our weighting in Eregli Demir Celik, the iron and steel manufacturer. Eregli, a profitable company in its own right, is first on the list of companies to be privatized while also being a beneficiary of the continued recovery of the Turkish economy.

Sincerely,

     [SIGNATURE]
Warren J. Olsen
PRESIDENT

     [SIGNATURE]
Marianne L. Hay
SENIOR PORTFOLIO MANAGER

     [SIGNATURE]
Landon Thomas
PORTFOLIO MANAGER

March 5, 1996

The Turkish Investment Fund, Inc.
Investment Summary as of January 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION
                                                          TOTAL RETURN (%)
                         ----------------------------------------------------------------------------------
                              MARKET VALUE (1)          NET ASSET VALUE (2)            INDEX (1)(3)**
                         --------------------------  --------------------------  --------------------------
                                          AVERAGE                     AVERAGE                     AVERAGE
                          CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL      CUMULATIVE      ANNUAL
                         --------------------------  --------------------------  --------------------------
FISCAL YEAR TO DATE             8.62%           --        -10.29%           --        -10.65%           --
ONE YEAR                       21.56         21.56%        28.19         28.19%        25.92         25.92%
FIVE YEAR                     -29.62         -6.78        -48.87        -12.55        -51.49        -13.47
SINCE INCEPTION*              -39.41         -7.81        -49.49        -10.50        -14.49         -2.51

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION

A BAR GRAPH PRESENTING FUND TOTAL RETURN AND INDEX TOTAL RETURN, AS LISTED BELOW, IS REFLECTED HERE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 PERIODS ENDED OCTOBER 31:
                                                                                                3 MONTHS ENDED
                                                                                                    1/31/96
                               1990*      1991       1992       1993       1994       1995        (UNAUDITED)
Net Asset Value Per Share       $12.78      $5.16      $4.69      $9.41      $4.89      $5.93              $5.21
Market Value Per Share           $9.38      $7.00      $6.00     $10.38      $6.88      $5.88              $6.25
Premium/(Discount)              -26.6%      35.7%      27.9%      10.3%      40.7%      -0.8%              20.0%
Income Dividends                 $0.03          -      $0.07      $0.04      $0.12          -              $0.12
Capital Gains Distributions          -      $0.07      $0.17          -          -          -                  -
Fund Total Return (2)           14.80%    -59.27%     -6.36%    102.39%    -47.61%     21.27%            -10.29%
Index Total Return (1)(3)**     93.17%    -64.65%    -21.03%    156.26%    -45.26%     26.48%            -10.65%

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The MSCI Turkey Index is an unmanaged index of common stocks.
* The Fund commenced operations on December 5, 1989.
** Unaudited.

The Turkish Investment Fund, Inc.
Portfolio Summary as of January 31, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            97.8%
Short-Term Investments        2.2%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Food & Household Products              17.5%
Building Materials & Components        16.4%
Beverages & Tobacco                    16.3%
Textiles & Apparel                      9.6%
Telecommunications                      8.5%
Financial Services                      7.0%
Multi-Industry                          5.7%
Broadcasting & Publishing               5.4%
Metals--Non-Ferrous                     4.9%
Banking                                 2.7%
Automobiles                             2.3%
Insurance                               1.8%
Other                                   1.9%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                            PERCENT OF
                                            NET ASSETS
                                            ----------
       1.  Migros                                10.2%
       2.  Netas                                  8.4
       3.  Ege Biracilik                          7.5
       4.  Aksa                                   6.6
       5.  Alarko Holding AS                      5.7

                                            PERCENT OF
                                            NET ASSETS
                                            ----------
       6.  Sabah                                  5.4%
       7.  Guney Biracilik Ve Malt Sanayii        5.0
       8.  Eregli Demir Ve Celik                  4.9
       9.  Garanti Bankasi                        4.8
      10.  Trakya Cam Sanayii                     4.3
                                            ----------
                                                 62.8%
                                            ----------
                                            ----------

INVESTMENTS (UNAUDITED)
---------

JANUARY 31, 1996

                                                     VALUE
                                     SHARES          (000)
---------------------------------------------------------
------------
TURKISH COMMON STOCKS (98.1%)
--------------------------------------------------
----------
AUTOMOBILES (2.3%)
  Tofas Turk Otomobil
   Fabrikasi                      7,476,000    U.S. $  856
                                             -------------
---------------------------------------------------------
------------
BANKING (2.7%)
  Demirbank                      15,000,000            990
                                             -------------
---------------------------------------------------------
------------
BEVERAGES & TOBACCO (16.3%)
  Ege Biracilik                   7,386,000          2,760
  Guney Biracilik Ve Malt
   Sanayii                       11,750,000          1,850
  Turk Tuborg                     2,480,000          1,380
                                             -------------
                                                     5,990
                                             -------------
---------------------------------------------------------
------------
BROADCASTING & PUBLISHING (5.4%)
  Sabah                          97,501,000          1,977
                                             -------------
---------------------------------------------------------
------------
BUILDING MATERIALS & COMPONENTS (16.4%)
  CBS Boya Sanayi                36,000,000          1,231
  GoltasYeni-New                  6,000,000          1,240
  Marshall Boya                  10,896,000          1,005
  Trakya Cam Sanayii             12,800,000          1,588
  Turk Demir Dokum
   Fabrikalari                    8,286,996            962
                                             -------------
                                                     6,026
                                             -------------
---------------------------------------------------------
------------
FINANCIAL SERVICES (7.0%)
  Garanti Bankasi                19,883,000          1,771
  Global Securities
   Services, Inc.                 9,475,000            784
  Global Securities
   Services, Inc.-New                 1,072             --
                                             -------------
                                                     2,555
                                             -------------
---------------------------------------------------------
------------
FOOD & HOUSEHOLD PRODUCTS (17.5%)
  Kerevitas Gida                 11,785,725          1,106
  Migros                          3,740,400          3,747
  Tat Konserve Sanayii            2,275,000          1,556
                                             -------------
                                                     6,409
                                             -------------
---------------------------------------------------------
------------
INSURANCE (1.8%)
  Gunes Sigorta                   7,470,000            665
                                             -------------
---------------------------------------------------------
------------
METALS -- NON-FERROUS (4.9%)
  Eregli Demir Ve Celik          17,700,000          1,802
  Rabak Elektrolitik Bakir        3,272,280             --
                                             -------------
                                                     1,802
                                             -------------
---------------------------------------------------------
------------
MULTI-INDUSTRY (5.7%)
  Alarko Holding AS               5,268,600          2,095
                                             -------------
---------------------------------------------------------
------------

                                                     VALUE
                                     SHARES          (000)

---------------------------------------------------------
------------
TELECOMMUNICATIONS (8.5%)
  Netas                           8,475,000  U.S. $  3,100
                                             -------------
---------------------------------------------------------
------------
TEXTILES & APPAREL (9.6%)
  Aksa                            5,724,991          2,413
  Bossa                          12,500,000          1,113
  Mensucat Santral                3,606,400             --
                                             -------------
                                                     3,526
                                             -------------
---------------------------------------------------------
------------
TOTAL TURKISH COMMON STOCKS
  (Cost U.S. $39,318)                               35,991
                                             -------------
---------------------------------------------------------
------------
                                       FACE
                                     AMOUNT          VALUE
                                      (000)          (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.9%)
  (Interest Bearing Demand Account)
  Turkish Lira
   (Cost U.S. $708)          TRL 43,147,749            686
                                             -------------
---------------------------------------------------------
------------
SHORT-TERM INVESTMENT (0.3%)
REPURCHASE AGREEMENT (0.3%)
  Chase Manhattan Bank,
   N.A., 5.55%, dated
   1/31/96, due 2/1/96, to
   be repurchased at U.S.
   $126, collateralized by
   U.S. $80 United States
   Treasury Bonds, due
   8/15/13, valued at U.S.
   $127
   (Cost U.S. $126)          U.S. $     126            126
                                             -------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (100.3%)
  (Cost U.S. $40,152)                               36,803
                                             -------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                            4
  Liabilities                          (108)          (104)
                             --------------  -------------
---------------------------------------------------------
------------
NET ASSETS (100%)
---------------------------------------------------------
------------
Applicable to 7,043,085 issued and
    outstanding U.S. $0.01 par value shares
    (30,000,000 shares authorized)           U.S. $ 36,699
                                             ----------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                    U.S. $   5.21
                                             ----------
---------------------------------------------------------
------------
January 31, 1996 exchange rate -- Turkish Lira (TRL)
62,880 = U.S. $1.00

                                       6